Taxation - Summary of Taxation Charge (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Current taxation - Enterprise income tax	¥ 4,824	¥ 6,588	¥ 614
Deferred taxation	(6,741)	(3,485)	167
Income tax at the effective tax rate	¥ (1,917)	¥ 3,103	¥ 781